UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-21270

                         Partners Balanced Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
Partners Balanced Trust
                    40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     December 31, 2005

Date of reporting period:     June 30, 2005

Item 1. Reports to Shareholders.
The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

Partners Balanced Trust
Semi-Annual Report

JUNE 30, 2005 (Unaudited)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summary	2

Portfolio of Investments	3

Financial Statements

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Cash Flows	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Board Review of Investment Management Agreements	18

Privacy Principles of the Trust

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

LETTER TO SHAREHOLDERS

June 30, 2005

Dear Shareholder:

     We are pleased to present the semi-annual report for Partners Balanced Trust (the “Trust”) for the six months ended June 30, 2005. This report contains the Trust’s unaudited financial statements and a list of its portfolio holdings.

     The Trust is a diversified, actively managed balanced fund, which invests in both stocks and bonds. BlackRock Advisors, Inc. is the investment advisor to the Trust. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., manage the Trust’s fixed income securities, while Wellington Management Company, LLP manages the Trust’s equity investments. BlackRock Advisors, Inc. reallocates the Trust’s net assets periodically between debt and equity securities. Shares of the Trust were continuously offered for subscription on a daily basis through April 29, 2005. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

     Effective July 18, 2005, the Board of Trustees adopted a Plan of Liquidation and Dissolution (the “Plan”) for the Trust. Upon approval by shareholders, the Plan provides for liquidation of the Trust’s assets and distribution to the Trust’s shareholders. Shareholder approval of the Plan is required to liquidate and dissolve the Trust. If shareholders of the Trust do not approve the Plan, the Trust will continue to exist and operate as a regulated investment company. A meeting of shareholders has been called for September 2005 and, if the liquidation is approved at that meeting, the Trust anticipates liquidating in October 2005.

The following table shows the Trust’s yield and net asset value (“NAV”) per share as of June 30, 2005.

Trust (Ticker)	Yield	NAV

Partners Balanced Trust (XBWPX)	3.78%	$20.65

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2005, BlackRock managed $281 billion in fixed income securities, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock.

     Wellington Management Company, LLP (“Wellington Management”) is one of the largest independent investment management companies in the world, with total assets under management of $484.0 billion (as of June 30, 2005). With one of the largest and most experienced investment staffs in the industry, Wellington Management’s distinctive strength is its fundamental research capability.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARY (unaudited)
JUNE 30, 2005

Trust Information

NASDAQ Symbol:[1]	XBWPX

Initial Offering Date:	April 30, 2003

Net Asset Value as of 6/30/05:	$ 20.65

Yield on Net Asset Value as of 6/30/05:[2]	3.78%

Current Monthly Distribution per Share:[3]	$ 0.065

Current Annualized Distribution per Share:[3]	$ 0.780

1	Shares of the Trust are not traded on any securities exchange.
2	Yield on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
3	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s NAV:

	6/30/05	12/31/04	Change	High	Low

NAV	$20.65	$20.81	(0.77)%	$21.26	$20.01

The following charts show the portfolio composition of the Trust’s long-term investments (debt and equity) and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	June 30, 2005	December 31, 2004

Financial Institutions	31%	26%

Energy	20	20

Consumer Products	9	6

Basic Materials	6	7

Media	5	5

Telecommunications	5	3

Health Care	4	3

Federal National Mortgage Assoc.	4	9

Industrial	3	3

Real Estate	3	3

Aerospace & Defense	3	2

Technology	2	2

Transportation	1	1

U.S. Government Securities	1	1

Automotive	1	1

Entertainment & Leisure	1	1

Other	1	2

Conglomerate	—	3

Ecological Services & Equipment	—	2

Corporate Credit Breakdown4

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	6%	6%

AA/Aa	24	24

A	18	13

BBB/Baa	23	24

BB/Ba	8	12

B	17	18

CCC/Caa	4	3

4
Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 73.3% and 67.4% of net assets on June 30, 2005, and December 31, 2004, respectively.

PORTFOLIO OF INVESTMENTS (unaudited)
June 30, 2005

Partners Balanced Trust

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—143.6%
			Corporate Bonds—73.3%
			Aerospace & Defense—4.0%
B-	$ 20		BE Aerospace, Inc., 8.875%, 5/01/11	$20,850
B-	155	[2]	DI Finance/DynCorp Intl., 9.50%, 2/15/13	143,375
A	200	[3]	General Dynamics Corp., 4.25%, 5/15/13	197,897
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	324,631
BBB	175	[3]	Northrop Grumman Corp., 7.75%, 2/15/31	236,714
BBB	148		Raytheon Co., 6.15%, 11/01/08	156,167
BB-	10		Sequa Corp., 8.875%, 4/01/08	10,750

				1,090,384

			Automotive—1.1%
B-	30		Accuride Corp., 8.50%, 2/01/15	29,325
BB+	20		ArvinMeritor, Inc., 8.75%, 3/01/12	20,900
B	10		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	9,050
A3	200	[3]	DaimlerChrysler NA Hldg. Corp., 4.05%, 6/04/08	195,896
B	25		Delphi Corp., 6.50%, 5/01/09	20,750
B-	10		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	9,725
CCC+	10	[2]	Metaldyne Corp., 10.00%, 11/01/13	8,150
BB	10	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	9,650

				303,446

			Basic Materials—1.3%
BB-	20		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	20,425
BB-	20		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	20,200
BB+	50		Georgia-Pacific Corp., 8.875%, 2/01/10	56,750
B	7		Huntsman LLC, 11.50%, 7/15/12	8,208
BB	10		IMC Global, Inc., 10.875%, 6/01/08	11,250
CCC+	35	[2]	Innophos, Inc., 8.875%, 8/15/14	35,700
			Lyondell Chemical Co.,
BB-	10		10.50%, 6/01/13	11,450
BB-	60		11.125%, 7/15/12	67,950
B3	40	[2]	NewPage Corp., 10.00%, 5/01/12	40,300
B-	20	[2]	PQ Corp., 7.50%, 2/15/13	19,600
CCC+	55		Rhodia SA, 8.875%, 6/01/11 (France)	52,938
B	25		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	19,313

				364,084

			Building & Development—0.8%
B2	20	[2]	Compression Polymers Corp., 10.50%, 7/01/13	20,350
B-	50		ERICO Intl. Corp., 8.875%, 3/01/12	50,375
B-	25	[2]	Goodman Global Hldg. Co., Inc., 7.875%, 12/15/12	23,125
CCC+	60		Nortek, Inc., 8.50%, 9/01/14	55,800
B	10	[2]	North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	10,100
Ba3	50		WCI Communities, Inc., 10.625%, 2/15/11	54,000

				213,750

			Consumer Products—8.7%
B3	10		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	9,200
A+	300	[3]	Diageo Cap. PLC, 3.375%, 3/20/08 (United Kingdom)	294,304
B+	45		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	40,556
B	10		Gold Kist, Inc., 10.25%, 3/15/14	11,400
B-	35	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	32,200
BBB+	300	[3]	Kellogg Co., 6.60%, 4/01/11	332,470
B-	70	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	66,325
A3	350	[3]	Kraft Foods, Inc., 5.625%, 11/01/11	371,288
BBB	200	[3]	Kroger Co., 6.80%, 4/01/11	219,620
B-	45		Lazydays RV Center, Inc., 11.75%, 5/15/12	46,913
B-	60		Levi Strauss & Co., 8.254%, 4/01/12	56,850
B2	70	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	73,500
B-	300		National Waterworks, Inc., 10.50%, 12/01/12	338,250
B-	50	[2]	NationsRent Cos., Inc., 9.50%, 5/01/15	49,250

See Notes to Financial Statements.

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(con’t.)
B-	$ 100	[2]	Rite Aid Corp., 6.125%, 12/15/08	$94,500
			Rural/Metro Corp.
CCC+	20	[2]	zero coupon, 3/15/16	10,800
CCC+	20	[2]	9.875%, 3/15/15	19,700
B3	50	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	51,250
B+	40		United Rentals NA, Inc., 7.00%, 2/15/14	38,200
AA	200	[3]	Wal-Mart Stores, Inc., 6.875%, 8/10/09	220,408

				2,376,984

			Ecological Services & Equipment—0.5%
BB-	35	[2]	Allied Waste NA, 7.25%, 3/15/15	33,688
B	100		Casella Waste Systems, 9.75%, 2/01/13	108,000

				141,688

			Energy—12.1%
BB+	100	[2]	AES Corp., 9.00%, 5/15/15	112,000
BBB+	200		Anadarko Finance Co., 7.50%, 5/01/31 (Canada)	253,627
B1	10		ANR Pipeline Co., 9.625%, 11/01/21	12,600
CCC+	25		Calpine Corp., 7.75%, 4/15/09	17,000
CCC+	10		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	7,150
CCC+	15		Calpine Generating Co. LLC, 11.50%, 4/01/11	13,425
BB	50		Chesapeake Energy Corp., 7.50%, 9/15/13	53,750
B+	10		CMS Energy Corp., 9.875%, 10/15/07	10,950
BB-	20	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	20,700
A-	225	[3]	ConocoPhillips Hldg. Co., Inc., 6.95%, 4/15/29	282,671
A-	200		Detroit Edison Co., 6.125%, 10/01/10	215,748
			Devon Financing Corp. ULC,
BBB	300	[3]	6.875%, 9/30/11	335,690
BBB	325		7.875%, 9/30/31	422,728
B	85	[2]	Dynegy Hldgs., Inc., 10.125%, 7/15/13	96,050
B-	10		El Paso CGP Co., 9.625%, 5/15/12	11,038
B-	10		El Paso Corp., 7.80%, 8/01/31	9,725
B	100		El Paso Production Hldg. Co., 7.75%, 6/01/13	106,875
B	10		Exco Resources, Inc., 7.25%, 1/15/11	9,900
AA-	290	[3]	Florida Power & Light Co., 4.85%, 2/01/13	299,371
A2	225	[3]	Florida Power Corp., 4.80%, 3/01/13	228,710
			KCS Energy, Inc.,
B-	15		7.125%, 4/01/12	15,225
B-	15	[2]	7.125%, 4/01/12	15,225
			Midwest Generation LLC,
B+	200		8.30%, 7/02/09	211,000
B+	20		8.56%, 1/02/16	22,100
B2	20		Mission Energy Hldg. Co., 13.50%, 7/15/08	23,750
A-	200	[3]	Occidental Petroleum Corp., 6.75%, 1/15/12	225,300
B	160		Orion Power Hldgs., Inc., 12.00%, 5/01/10	191,600
B	5		Range Resources Corp., 6.375%, 3/15/15	4,975
BB-	10		Reliant Energy, Inc., 6.75%, 12/15/14	9,800
B2	45		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	46,350
B2	30		Whiting Petroleum Corp., 7.25%, 5/01/13 (Canada)	30,750

				3,315,783

			Entertainment & Leisure—0.7%
BB+	75		ITT Corp., 7.375%, 11/15/15	83,438
B	50		John Q. Hammons Hotels, 8.875%, 5/15/12	54,750
B	20	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	19,900
BB-	30	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	31,013
B+	10	[2]	Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	9,700

				198,801

			Financial Institutions—26.1%
AA-	300	[3]	American General Cap. II, 8.50%, 7/01/30	416,833
BB	40	[2]	American Real Estate Partners LP, 7.125%, 2/15/13	39,400
Aa2	600	[3]	Bank of America Corp., 3.875%, 1/15/08	597,640
B-	25		BCP Crystal US Hldgs. Corp., 9.625%, 6/15/14	28,000
AA+	1,200	[3]	Citigroup, Inc., 3.50%, 2/01/08	1,184,947

See Notes to Financial Statements.

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(con’t.)
AA-	$ 100	[3]	Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	$108,777
BB	260		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	282,100
A-	200	[3]	EnCana Hldgs. Finance Corp., 5.80%, 5/01/14 (Canada)	214,354
			General Electric Cap. Corp.,
AAA	300	[3]	5.875%, 2/15/12	324,402
AAA	800	[3]	6.125%, 2/22/11	869,177
AA-	200		Goldman Sachs Group, Inc., 6.875%, 1/15/11	223,092
BBB	25		Ford Motor Credit Co., 7.25%, 10/25/11	24,057
AA-	300	[3]	HSBC Finance Corp., 6.375%, 10/15/11	328,001
BB-	100		Huntsman Advanced Materials LLC, 11.00%, 7/15/10	113,000
A1	200	[3]	JPMorgan Chase & Co., 6.75%, 2/01/11	221,720
B-	25		K&F Acquisition, Inc., 7.75%, 11/15/14	25,438
B-	5	[2]	KRATON Polymers LLC/KRATON Polymers Cap. Corp., 8.125%, 1/15/14	4,800
A+	300	[3]	Lehman Brothers Hldgs., Inc., 6.625%, 1/18/12	335,065
A	200	[3]	MetLife, Inc., 6.50%, 12/15/32	229,593
AA-	300	[3]	Morgan Stanley, 6.75%, 4/15/11	332,171
			Rainbow National Services LLC
B+	20	[2]	8.75%, 9/01/12	21,700
B+	135	[2]	10.375%, 9/01/14	155,250
Aa3	300	[3]	SunTrust Banks, Inc., 3.625%, 10/15/07	297,771
B-	40		UGS Corp., 10.00%, 6/01/12	44,400
B-	10		Universal City Florida Hldg. Co. 1/11, 7.96%, 5/01/10	10,400
Aa2	200		US Bancorp, 3.95%, 8/23/07	199,960
Aa1	500	[3]	Wells Fargo & Co., 4.00%, 8/15/08	499,435
BB-	10		Western Financial Bank, 9.625%, 5/15/12	10,850

				7,142,333

			Health Care—0.6%
B	45	[2]	Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	38,138
B3	30		Insight Health Services Corp., 9.875%, 11/01/11	23,550
			Tenet Healthcare Corp.
B	10		6.375%, 12/01/11	9,525
B	35		9.875%, 7/01/14	37,625
B-	50		Universal Hospital Services, Inc., 10.125%, 11/01/11	51,125

				159,963

			Industrial—0.2%
CCC+	45	[2]	Park-Ohio Industries, Inc., 8.375%, 11/15/14	39,375
BB-	5		Stena AB, 7.00%, 12/01/16 (Sweden)	4,625

				44,000

			Media—6.7%
CCC+	20		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. Cap. Corp., 10.25%, 9/15/10	20,250
BBB+	400	[3]	Comcast Corp., 5.50%, 3/15/11	417,208
BBB-	150	[2]	Cox Enterprises, Inc., 4.375%, 5/01/08	148,654
BB-	150		CSC Hldgs., Inc., 7.875%, 12/15/07	154,500
BB-	15		Echostar DBS Corp., 6.754%, 10/01/08	15,338
BBB	300		News America, Inc., 7.625%, 11/30/28	362,325
B-	20	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	18,600
BBB+	200		Turner Broadcasting System, Inc., 8.375%, 7/01/13	245,268
			Vertis, Inc.
Caa1	55		10.875%, 6/15/09	52,250
Caa2	20	[2]	13.50%, 12/07/09	14,700
CCC	300		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	318,000
Caa1	75		Young Broadcasting, Inc., 10.00%, 3/01/11	71,250

				1,838,343

			Packaging & Containers—0.6%
B	100		Crown European Hldgs. SA, 10.875%, 3/01/13 (France)	117,500
B3	55		Pliant Corp., 11.125%, 9/01/09	53,625

				171,125

			Real Estate—2.6%
BBB+	300	[3]	Archstone-Smith Operating Trust, 3.00%, 6/15/08	288,540
BBB+	185	[3]	AvalonBay Communities, Inc., 6.625%, 9/15/11	204,605
BBB+	200	[3]	EOP Operating LP, 7.00%, 7/15/11	221,773

				714,918

See Notes to Financial Statements.

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—1.6%
Ba3	$ 10	[2]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 12/15/11	$9,950
Ba2	300		PerkinElmer, Inc., 8.875%, 1/15/13	332,250
B	90		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	89,100

				431,300

			Telecommunications—3.8%
B+	10		Cincinnati Bell, Inc., 7.25%, 7/15/13	10,525
B-	15	[2]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	15,450
			Intelsat Ltd. (Bermuda)
B	20		5.25%, 11/01/08	18,675
B+	20	[2]	8.25%, 1/15/13	20,650
B+	35	[2]	8.625%, 1/15/15	36,925
B+	25	[2]	8.695%, 1/15/12	25,438
B1	80		Lucent Technologies, Inc., 6.50%, 1/15/28	71,000
			Qwest Corp.
BB	50	[2]	6.671%, 6/15/13	51,688
BB	25	[2]	7.875%, 9/01/11	26,000
			Qwest Services Corp.
B+	40		13.50%, 12/15/10	46,200
BB+	10		Rogers Wireless Communications, Inc., 7.25%, 12/15/12 (Canada)	10,775
Caa1	55		Rural Cellular Corp., 9.875%, 2/01/10	56,788
A+	200	[3]	SBC Communications, Inc., 6.25%, 3/15/11	216,927
A+	400	[3]	Verizon New Jersey, Inc., 5.875%, 1/17/12	422,900

				1,029,941

			Transportation—1.9%
BBB+	200		Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	215,873
BBB+	200		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	235,224
B	40	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	39,900
B3	5	[2]	Horizon Lines LLC, 9.00%, 11/01/12	5,213
B+	10		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	10,000
B	5		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	4,400

				510,610

			Total Corporate Bonds	20,047,453

			U.S. Government & Agency Obligations—7.1%
			Federal National Mortgage Assoc.,
	1,304	[3]	4.50%, 5/01/18	1,201,588
	197	[3]	4.50%, 6/01/18	195,876
	290	[3]	U.S. Treasury Bonds, 5.375%, 2/15/31	342,200
			U.S. Treasury Notes
	95		4.125%, 5/15/15	96,388
	100		4.25%, 8/15/13	102,500

			Total U.S. Government & Agency Obligations	1,938,552

			Foreign Government Bonds—2.1%
AA-	200		Province of Quebec, 7.00%, 1/30/07	209,227
Baa1	300		United Mexican States, 8.125%, 12/30/19	368,250

			Total Foreign Government Bonds	577,477

			Taxable Municipal Bond—1.1%
AA	300		Illinois, GO, 5.10%, 6/01/33	312,780

	Shares

			Common Stocks—60.0%
			Basic Materials—6.7%
	3,400		Air Products & Chemicals, Inc.	205,020
	16,300		Alcoa, Inc.	425,919
	11,100		Dow Chemical Co.	494,283
	6,200		E.I. du Pont de Nemours & Co.	266,662
	4,400		PPG Industries, Inc.	276,144
	2,500		Weyerhaeuser Co.	159,125

				1,827,153

See Notes to Financial Statements.

Partners Balanced Trust (continued)

Shares	Description	Value

	Consumer Products—3.7%
4,400	Altria Group, Inc.	$284,504
4,200	General Mills, Inc.	196,518
3,000	Heinz Co., H.J.	106,260
4,400	Kellogg Co.	195,536
3,800	Kimberly-Clark Corp.	237,842

		1,020,660

	Energy—16.5%
3,500	BP PLC ADR (United Kingdom)	218,330
12,800	ConocoPhillips	735,872
3,700	Consolidated Edison, Inc.	173,308
1,700	Constellation Energy Group, Inc.	98,073
5,300	Dominion Resources, Inc.	388,967
3,700	Entergy Corp.	279,535
8,400	Exelon Corp.	431,172
13,700	Exxon Mobil Corp.	787,339
9,100	FPL Group, Inc.	382,746
1,400	PPL Corp.	83,132
7,300	Puget Energy, Inc.	170,674
2,700	Questar Corp.	177,930
2,300	SCANA Corp.	98,233
3,100	Shell Transport & Trading Co. PLC ADR (United Kingdom)	179,986
4,900	Southern Co.	169,883
1,600	TXU Corp.	132,944

		4,508,124

	Financial Institutions—18.8%
5,200	Ace Ltd. (Bermuda)	233,220
17,100	Bank of America Corp.	779,931
3,600	Chubb Corp.	308,196
17,200	Citigroup, Inc.	795,156
2,600	Comerica, Inc.	150,280
9,900	JPMorgan Chase & Co.	349,668
4,100	MBNA Corp.	107,256
6,700	Merrill Lynch & Co., Inc.	368,567
9,700	National City Corp.	330,964
6,700	SunTrust Banks, Inc.	484,008
5,800	US Bancorp	169,360
3,800	Wachovia Corp.	188,480
2,900	Washington Mutual, Inc.	118,001
8,400	Wells Fargo & Co.	517,272
3,200	XL Capital Ltd. (Bermuda)	238,144

		5,138,503

	Health Care—4.5%
5,900	Abbott Laboratories	289,159
7,000	Baxter Intl., Inc.	259,700
8,500	Pfizer, Inc.	234,430
9,900	Wyeth	440,550

		1,223,839

	Industrial—3.7%
8,500	Caterpillar, Inc.	810,135
4,500	Rockwell Automation, Inc.	219,195

		1,029,330

	Media—0.6%
2,200	Gannett Co., Inc.	156,486

	Real Estate—1.1%
1,130	General Growth Properties, Inc.	46,432
2,300[4]	KKR Financial Corp.	57,500
3,700	Regency Centers Corp.	211,640

		315,572

	Technology—1.1%
4,900	Emerson Electric Co.	306,887

See Notes to Financial Statements.

Partners Balanced Trust (continued)

Shares	Description	Value

	Telecommunications—3.3%
5,300	AT&T Corp.	$100,912
7,100	Bellsouth Corp.	188,647
12,400	SBC Communications, Inc.	294,500
6,900	Sprint Corp.	173,121
4,000	Verizon Communications, Inc.	138,200

		895,380

	Total Common Stocks	16,421,934

	Total Long-Term Investments (cost $36,586,844)	39,298,196

	MONEY MARKET FUND—0.5%
151,565	Galileo Money Market Fund (cost $151,565)	151,565

	Total Investments—144.1% (cost $36,738,4095)	$39,449,761
	Liabilities in excess of other assets—(44.1)%	(12,081,868)

	Net Assets—100%	$27,367,893

1	Using the higher of S&P’s, Moody’s or Fitch’s rating.
2	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 6.4% of its net assets, with a current market value of $1,757,982 in securities restricted as to resale.
3	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for the details of open reverse repurchase agreements.
4	Non-income producing security.
5	Cost for Federal income tax purposes is $36,762,716. The net unrealized appreciation on a tax basis is $2,687,045 consisting of $3,086,459 gross unrealized appreciation and $399,414 in unrealized depreciation.

A category in the Corporate Bonds and Common Stocks sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
ADR	— American Depository Receipt	GO	— General Obligation

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
JUNE 30, 2005

Assets
Investments at value (cost $36,738,409)	$39,449,761
Receivable from investments sold	5,172
Interest and dividends receivable	398,346
Other assets	10,921

39,864,200

Liabilities
Reverse repurchase agreements	12,284,525
Payable for investments purchased	36,289
Interest payable	17,881
Investment advisory fee payable	14,614
Distribution and servicing fee payable	7,655
Payable to affiliates	26,710
Deferred Trustees’ fees	2,802
Other accrued expenses	105,831

12,496,307

Net Assets	$27,367,893

Composition of Net Assets:
Par value	$1,325
Paid-in capital in excess of par	23,940,316
Undistributed net investment income	6,817
Accumulated net realized gain	708,083
Net unrealized appreciation	2,711,352

Net assets, June 30, 2005	$27,367,893

Net asset value per share:
($27,367,893 / 1,325,417 shares issued and outstanding)	$20.65

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the six months ended June 30, 2005

Investment Income
Interest income	$692,610
Dividend income	253,916

Total investment income	946,526

Expenses
Investment advisory	145,168
Distribution and servicing	49,931
Custodian	38,881
Reports to shareholders	35,143
Transfer agent	19,686
Independent accountants	16,218
Legal	9,790
Registration	8,185
Trustees’ fees	6,074
Miscellaneous	9,440

Total expenses excluding interest expense	338,516
Interest expense	188,007

Total expenses	526,523
Less: fees waived by Advisor	(46,574)

Net expenses	479,949

Net investment income	466,577

Realized and Unrealized Gain (Loss) on Investments
Net realized gain	633,068
Net change in unrealized appreciation/depreciation	(869,081)

Net loss on investments	(236,013)

Net Increase in Net Assets Resulting from Operations	$230,564

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended June 30, 2005

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Flows Provided by Operating Activities
Net increase in net assets resulting from operations	$230,564

Purchases of long-term investments	(5,714,951)
Proceeds from sales of long-term investments	11,594,266
Net proceeds of short-term investments	139,100
Amortization of premium and discount on investments	41,637
Net realized gain	(633,068)
Decrease in unrealized appreciation/depreciation	869,081
Increase in receivable for investments sold	(5,172)
Decrease in income receivable	59,348
Increase in other assets	(5,500)
Increase in payable for investments purchased	36,289
Decrease in interest payable	(2,006)
Decrease in investment advisory fee payable	(6,075)
Decrease in distribution and servicing fees payable	(1,779)
Increase in payable to affiliates	3,509
Increase in deferred Trustees’ fees	456
Increase in other accrued expenses	15,807

Total adjustments	6,390,942

Net cash flows provided by operating activities	$6,621,506

Increase (Decrease) in Cash
Net cash flows provided by operating activities	6,621,506

Cash flows used for financing activities:
Capital contributions	(4,201,440)
Decrease in reverse repurchase agreements	(1,882,165)
Cash dividends paid	(537,901)

Net cash flows used for financing activities	(6,621,506)

Net increase (decrease) in cash	—

Cash at beginning of period	$—

Cash at end of period	$—

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (unaudited), and for the year ended December 31, 2004

	2005	2004

Increase/(Decrease) in Net Assets

Operations:
Net investment income	$466,577	$1,422,586
Net realized gain	633,068	1,967,677
Net change in unrealized appreciation/depreciation	(869,081)	(293,877)

Net increase in net assets resulting from operations	230,564	3,096,386

Dividends and Distributions from:
Net investment income	(537,901)	(1,343,385)
Net realized gains	—	(1,936,024)

Total dividends and distributions	(537,901)	(3,279,409)

Capital Share Transactions:
Net proceeds from the issuance of shares	226,684	2,604,984
Reinvestment of dividends	233,120	1,448,512
Cost of shares repurchased	(4,661,244)	(15,168,753)

Net decrease from capital share transactions	(4,201,440)	(11,115,257)

Total decrease	(4,508,777)	(11,298,280)

Net Assets
Beginning of period	31,876,670	43,174,950

End of period	$27,367,893	$31,876,670

End of year undistributed net investment income	$6,817	$78,141

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

			For the Period
	Six Months	For the Year	April 30, 2003[1]
	Ended	Ended	through
	June 30, 2005	December 31,	December 31,
	(Unaudited)	2004	2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.81	$20.95	$19.10 [2]

Investment operations:
Net investment income	0.34	0.87	0.55
Net realized and unrealized gain (loss)	(0.11)	1.14	1.92

Net increase from investment operations	0.23	2.01	2.47

Dividends and distributions:
Net investment income	(0.39)	(0.82)	(0.58)
Net realized gain	—	(1.33)	—

Total dividends and distributions	(0.39)	(2.15)	(0.58)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$20.65	$20.81	$20.95

TOTAL INVESTMENT RETURN[3]	1.13%	9.95%	7.88%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.69%[4]	2.90%	2.59%[4]
Net expenses	3.36%[4]	2.76%	2.53%[4]
Net expenses excluding interest expense	2.05%[4]	2.06%	2.06%[4]
Net investment income	3.27%[4]	4.07%	4.09%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$28,768	$34,913	$40,407
Portfolio turnover	19%	24%	15%
Net assets, end of period (000)	$27,368	$31,877	$43,175
Reverse repurchase agreements outstanding, end of period (000)	$12,285	$14,167	$18,875
Asset coverage, end of period[5]	$3,228	$3,250	$3,287
Reverse repurchase agreements average daily balance (000)	$13,054	$16,158	$11,138
Reverse repurchase agreements weighted average interest rate	2.84%	1.57%	1.16%

[1]	Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]
Total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value on the date they are paid. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

Partners Balanced Trust (the “Trust”), a Delaware statutory trust, is registered as a diversified closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust was organized on November 22, 2002. The Trust commenced investment operations on April 30, 2003. Shares of the Trust were continuously offered for subscription on a daily basis through April 29, 2005. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust may retain a portion of its taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryfor-wards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. The Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. Wellington Management Company, LLP serves as the sub-advisor for the Trust’s equity investments. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as the sub-advisor for the Trust’s debt investments. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement covers both investment advisory and administration services.

     The Trust’s investment management fee paid to the Advisor is computed daily and payable monthly based on an annual rate of 0.70% of the Trust’s average daily managed assets.

     The Advisor has voluntarily agreed to reimburse the Trust for operating expenses to the extent necessary to assure that other expenses of the Trust do not exceed 0.47% of the Trust’s average daily managed assets. “Managed assets” means the total assets of the Trust (including any assets attributable to any financial leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). “Other expenses” means the total expenses excluding interest expense, organizational expense, investment advisory fee and distribution and servicing fees. For the six months ended June 30, 2005, the Advisor reimbursed the Trust in the amount of $46,574.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs for the Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to the Trust. For the six months ended June 30, 2005, the Trust reimbursed the Advisor in the amount of $746.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Trust. PFPC Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Trust’s accounting, transfer and dividend disbursing agent.

     The Trust will pay selected brokers and dealers ongoing fees at an annual rate of 0.35% of the net asset value of common shares owned by customers of the broker or dealer, which will be payable as a distribution fee and a shareholder servicing fee. The distribution fee is payable monthly in arrears at an annual rate equal to 0.10% of the net asset value of common shares owned by customers of the broker or dealer. Shareholder services include providing information and responding to shareholder questions about the structure of the Trust, the availability of shares in any additional offerings, dividend payment options and quarterly repurchase offers. The shareholder servicing fee is payable monthly in arrears at an annual rate of 0.25% of the net asset value of the common shares owned by the customers of the broker or dealer. These fees are accrued daily as an expense of the Trust.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2005, were $5,619,179 and $11,411,380, respectively. Purchases or sales of U.S. government securities, for the six months ended June 30, 2005, were $95,772 and $0, respectively.

Note 4. Borrowings

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will maintain a segregated account with the lender containing liquid investment grade securities. Details of open reverse repurchase agreements and their respective underlying collateral at June 30, 2005 are below.

Details of open reverse repurchase agreements, at June 30, 2005, were as follows:

		Trade	Maturity	Net Closing
Counter Party	Rate	Date	Date	Amount	Par

Lehman Brothers, Inc.	3.15%	6/09/05	7/12/05	$7,280,662	$7,259,700
	3.15	6/10/05	7/12/05	285,723	285,000
	3.33	6/17/05	7/20/05	1,255,474	1,252,000
	3.23	6/17/05	7/20/05	1,351,628	1,348,000
	3.00	6/23/05	7/12/05	346,287	345,825
	3.35	6/24/05	8/03/05	799,744	797,000
	3.40	6/24/05	8/05/05	1,000,672	997,000

					$12,284,525

Details of underlying collateral for open reverse repurchase agreements, at June 30, 2005, were as follows:

			Maturity	Original	Current	Market
Counter Party	Description	Rate	Date	Face	Face	Value

Lehman Brothers, Inc.	American General Capital II	8.500%	7/01/30	$300,000	$300,000	$416,833
	Archstone-Smith Trust	3.000	6/15/08	300,000	300,000	288,540
	Avalonbay Communities, Inc.	6.625	9/15/11	185,000	185,000	204,605
	Bank of America Corp.	3.875	1/15/08	600,000	600,000	597,640
	Citigroup, Inc.	3.500	2/01/08	1,200,000	1,200,000	1,184,947
	Comcast Corp.	5.500	3/15/11	400,000	400,000	417,208
	ConocoPhillips Holding Co., Inc.	6.950	4/15/29	225,000	225,000	282,671
	Credit Suisse First Boston	6.125	11/15/11	100,000	100,000	108,777
	DaimlerChrysler NA Holding Corp.	4.050	6/04/08	200,000	200,000	195,896
	Devon Financing Corp.	6.875	9/30/11	300,000	300,000	335,690
	Diageo Capital PLC	3.375	3/20/08	300,000	300,000	294,304
	EnCana Holdings Finance Corp.	5.800	5/01/14	200,000	200,000	214,354
	EOP Operating LP	7.000	7/15/11	200,000	200,000	221,773
	Federal National Mortgage Association	4.500	5/01/18	1,667,531	1,185,456	1,201,588
	Federal National Mortgage Association	4.500	6/01/18	333,783	217,378	195,876
	Florida Power & Light Co.	4.850	2/01/13	290,000	290,000	299,371
	Florida Power Corp.	4.800	3/01/13	225,000	225,000	228,710
	General Dynamics Corp.	4.250	5/15/13	200,000	200,000	197,897
	General Electric Capital Corp.	5.875	2/15/12	300,000	300,000	324,402
	General Electric Capital Corp.	6.125	2/22/11	800,000	800,000	869,177
	Household Finance Corp.	6.375	10/15/11	300,000	300,000	328,001
	JPMorgan Chase & Co.	6.750	2/01/11	200,000	200,000	221,720
	Kellogg Co.	6.600	4/01/11	300,000	300,000	332,470
	Kraft Foods, Inc.	5.625	11/01/11	350,000	350,000	371,288
	Kroger Co.	6.800	4/01/11	200,000	200,000	219,620
	Lehman Brothers Holdings	6.625	1/18/12	300,000	300,000	335,065
	MetLife, Inc.	6.500	12/15/32	200,000	200,000	229,593
	Morgan Stanley	6.750	4/15/11	300,000	300,000	332,171
	Northrop Grumman Corp.	7.750	2/15/31	175,000	175,000	236,714
	Occidental Petroleum Corp.	6.750	1/15/12	200,000	200,000	225,300
	SBC Communications, Inc.	6.250	3/15/11	200,000	200,000	216,927
	SunTrust Banks, Inc.	3.625	10/15/07	300,000	300,000	297,771
	U.S. Treasury Bonds	5.375	2/15/31	290,000	290,000	342,200
	Verizon New Jersey, Inc.	5.875	1/17/12	400,000	400,000	422,900
	Wal-Mart Stores, Inc.	6.875	8/10/09	200,000	200,000	220,408
	Wells Fargo & Co.	4.000	8/15/08	500,000	500,000	499,435

						$12,911,842

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Note 5. Distributions to Shareholders

The estimated tax character of distributions paid during the six months ended June 30, 2005 and the tax character of distributions paid during the year ended December 31, 2004, were as follows:

	Ordinary	Long-term	Total
	Income	Capital Gain	Distributions

June 30, 2005	537,901	—	537,901
December 31, 2004	2,417,342	862,067	3,279,409

As of June 30, 2005 the estimated components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary Income	Long-term Gains	Net Appreciation

$169,176	$ —	$572,833

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for the Trust. At June 30, 2005, the common shares outstanding were 1,325,417. For the six months ended June 30, 2005, the Trust issued 11,375 shares through dividend reinvestment.

     The Trust operated as a continuously offered interval fund, which means that until April 29, 2005, it continuously accepted new shareholder investments and repurchased its shares (in amounts equal to at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers every three months, the repurchase request deadline will be the tenth business day of each month in which a repurchase offer ends and the repurchase price will be determined no more than 14 calendar days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made on the third business day after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 but no more than 42 days prior to the repurchase request deadline.

Transactions in common shares of beneficial interest for the six months ended June 30, 2005 for the Trust were as follows:

		Reinvestment	Net Decrease in
Sales	Repurchases	of Dividends	Shares Outstanding

10,996	(229,032)	11,375	(206,661)

Transactions in common shares of beneficial interest for the year ended December 31, 2004 for the Trust were as follows:

		Reinvestment	Net Decrease in
Sales	Repurchases	of Dividends	Shares Outstanding

124,770	(723,168)	69,993	(528,405)

Note 7. Dividends

Subsequent to June 30, 2005, the Board declared dividends from undistributed earnings per common share payable July 29, 2005, to shareholders of record on July 27, 2005. The per share common dividend declared was $0.065.

Note 8. Subsequent Event

The Board, upon the recommendation of the Advisor, by a unanimous written consent dated July 18, 2005, determined that it would be in the best interests of the Trust and the Trust’s shareholders to liquidate and dissolve the Trust. The Board, including all of the Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Advisor (the “Independent Trustees”), approved the proposed liquidation and dissolution of the Trust pursuant to a Plan of Liquidation and Dissolution (the “Plan”). The Plan provides for the liquidation of the Trust’s assets and the distribution to the Trust’s shareholders, of all of the proceeds of the liquidation. The Plan also provides that, if the Proposal is approved by shareholders, the Trust will no longer conduct quarterly tender offers. Accordingly, a vote to approve the termination of the Trust also is a vote to terminate tender offers pending liquidation of the Trust. If the Proposal is approved by the shareholders of the Trust, the Trust currently anticipates that the net proceeds from the liquidation of the Trust’s portfolio (after deduction for amounts estimated to be necessary to satisfy the debts and liabilities of the Trust) will be paid to shareholders pro rata, in cash approximately 30 days after shareholders approve the liquidation. If approval is received on September 14, 2005, distributions will be made on or about October 14, 2005. Shareholder approval of the Trust’s liquidation and dissolution is required before it can be liquidated and dissolved. If the Trust’s shareholders do not approve the Plan, the Trust will continue to exist as a registered investment company in accordance with its stated objective and polices.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

     At a meeting held on May 26, 2005, the board of trustees (the “Board” or the “Trustees”) of the Trust, including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between the Trust and BlackRock Advisors, Inc. (the “Advisor”). For the Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement among the Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

     To assist the Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005 which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., the PNC Financial Services Group, Inc. and the Trust; the advisory and/or administrative fees paid by the Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of the Trust, including comparisons of the Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and the Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as the Trust’s performance compared to its Peers. This information supplemented the information received by the Board throughout the year regarding the Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

     In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

     Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information. BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

     At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Board. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

     In connection with their deliberations, the Board considered all factors they believed relevant with respect to the Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of the Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trust; the extent to which economies of scale would be realized as the BlackRock closed-end complex grows; and whether BlackRock realizes other benefits from its relationship with the Trust.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Board reviewed information concerning the types of services that BlackRock provides and is expected to provide to the Trust, narrative and statistical information concerning the Trust’s performance record and how such performance compares to the Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Board’s experience with BlackRock, the Board noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

     In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trust. In this regard, BlackRock provides the Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trust) and officers and other personnel as are necessary for the operations of the Trust. In addition to investment management services, BlackRock and its affiliates provide the Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax report-

ing and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Board considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Board noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

     The Investment Performance of the Trusts. As previously noted, the Board received myriad performance information regarding the Trust and its Peers. Among other things, the Board received materials reflecting the Trust’s historic performance and the Trust’s performance compared to its Peers. More specifically, the Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

     The Board also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Board’s request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Board noted that the Peers most similar to the Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of the Trust’s performance with that of its Peers. The Board noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trust. The Board considered this information in connection with its deliberations as to whether the level of management services provided to the Trust, in light of all the other facts and circumstances relating to the Trust, supports a conclusion that the Trust’s Agreement should be renewed.

     Fees and Expenses. In evaluating the management fees and expenses that the Trust is expected to bear, the Board considered the Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Board, among other things, reviewed comparisons of the Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Board. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

     The Board also compared the management fees charged to the Trust by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment companies, the management fees charged to the Trust generally were higher than those charged to the open-end investment companies. The Board also noted that BlackRock provides the Trust with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trust and secondary market support and other services not provided to the Trust, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trust. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trust. For instance, BlackRock and its affiliates provide numerous services to the Trust that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Board noted the increased compliance requirements for the Trust in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

     The Board considered this information in connection with its deliberations as to whether the fees paid by the Trust under its Agreements, in light of all the other facts and circumstances relating to the Trust, supports a conclusion that the Trust’s Agreements should be renewed.

     Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

     The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

     In evaluating the reasonableness of BlackRock’s compensation, the Board also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Board noted that these payments were less than BlackRock’s costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trust.

     In reviewing the Trust’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trust’s fee structures, for example through the use of breakpoints. In this connection, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and the fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trust’s complex. The Board concluded that breakpoints were not warranted at this time.

     Other Benefits. In evaluating fees, the Board also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trust. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trust, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

     Miscellaneous. During the Board’s deliberations in connection with the Agreements, the Board was aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock and its affiliates that participated in the offering of such funds. The Board considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

     The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to the Trust, was acceptable for the Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the Trust, and that the renewal of each Agreement should be approved.

     During the period, there were no material changes in the Trust’s investment objective or policies that were not approved by the shareholders or the Trust’s charters or by-laws or in the principle risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible that was not approved by the shareholders for the day-to-day management of the Trust’s portfolio.

     Quarterly performance and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trust listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or BlackRock Financial Management, Inc. (“BFM”). They serve in the following capacities for the Advisor or BFM; Robert S. Kapito—Director and Vice Chairman of the Advisor and BFM, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and BFM, James Kong and Vincent B. Tritto—Managing Directors of BFM, and Brian P. Kindelan—Managing Director of the Advisor.

Partners Balanced Trust

Trustees	Custodian
Ralph L. Schlosstein, Chairman	PFPC Trust Company
Andrew F. Brimmer	8800 Tinicum Blvd.
Richard E. Cavanagh	Philadelphia, PA 19153
Kent Dixon
Frank J. Fabozzi	Accounting Agent and Transfer Agent
Kathleen F. Feldstein[1]	PFPC Inc.
R. Glenn Hubbard	301 Bellevue Parkway
Robert S. Kapito	Wilmington, DE 19809
James Clayburn La Force, Jr.
Walter F. Mondale	Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Officers	200 Berkeley Street
Robert S. Kapito, President	Boston, MA 02116
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer	Legal Counsel
Anne Ackerley, Vice President	Skadden, Arps, Slate, Meagher & Flom LLP
James Kong, Assistant Treasurer	4 Times Square
Vincent B. Tritto, Secretary	New York, NY 10036
Brian P. Kindelan, Assistant Secretary
Legal Counsel – Independent Trustees
Investment Advisor	Debevoise & Plimpton LLP
BlackRock Advisors, Inc.	919 Third Avenue
100 Bellevue Parkway	New York, NY 10022
Wilmington, DE 19809
(800) 227-7BFM	This report is for shareholder information. This is not a prospec-
tus intended for use in the purchase or sale of Trust shares.
Sub-Advisors	Statements and other information contained in this report are as
BlackRock Financial Management, Inc.	dated and are subject to change.
40 East 52nd Street
New York, NY 10022	BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
Wellington Management Company, LLP	100 Bellevue Parkway
75 State Street	Wilmington, DE 19809
Boston, MA 02109	(800) 227-7BFM

1Advisory Board Member

The Trust has a Statement of Additional Information that includes more information about the Trustees and is available without charge, upon request by calling (800) 441-7762.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 441-7762.

The Trust has delegated to the Advisor and Wellington Management Company, LLP the voting of proxies relating to their voting securities pursuant to the Advisor’s and Wellington Management Company, LLP’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 441-7762. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor and Wellington Management Company during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-6

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Partners Balanced Trust

 By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: August 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: August 19, 2005

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: August 19, 2005